Quarterly Report
January 31, 2022
MFS®  Limited Maturity Fund
MQL-Q3

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.9%
Aerospace & Defense – 0.9%
Boeing Co., 1.167%, 2/04/2023	$6,459,000	$6,458,099
Boeing Co., 1.433%, 2/04/2024	13,868,000	13,723,707
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	6,464,000	6,780,348
Raytheon Technologies Corp., 3.65%, 8/16/2023	362,000	372,924
		$27,335,078
Asset-Backed & Securitized – 19.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.038%, 11/15/2054 (i)	$91,620,358	$6,544,717
ACREC 2021-FL1 Ltd., “AS”, FLR, 1.609% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	5,944,500	5,910,991
ACREC 2021-FL1 Ltd., “B”, FLR, 1.909% (LIBOR - 1mo. + 1.8%), 10/16/2036 (n)	4,613,500	4,593,596
ACREC 2021-FL1 Ltd., “C”, FLR, 2.259% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	5,972,500	5,946,612
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.34% (LIBOR - 1mo. + 2.25%), 1/15/2037 (z)	6,994,000	6,997,824
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.729% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	776,747	778,871
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	2,663,000	2,659,887
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 1.609% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	1,833,000	1,814,659
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.106% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	752,000	744,475
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 1.709% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	3,008,500	2,978,776
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 1.959% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	1,746,500	1,729,243
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 1.803% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	7,713,500	7,718,332
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 2.09% (LIBOR - 1mo. + 2%), 11/15/2036 (n)	7,713,500	7,708,861
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 2.39% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	4,645,000	4,640,768
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 2.35% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	12,447,500	12,447,506
AREIT 2019-CRE3 Trust, “A”, FLR, 1.184% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	3,951,698	3,949,323
AREIT 2019-CRE3 Trust, “AS”, FLR, 1.47% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	2,301,000	2,298,209
AREIT 2019-CRE3 Trust, “B”, FLR, 1.714% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	1,136,500	1,132,363
AREIT 2019-CRE3 Trust, “C”, FLR, 2.07% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	940,000	935,433
AREIT 2022-CRE6 Trust, “C”, FLR, 2.25% (SOFR - 30 day + 2.15%), 12/17/2024 (n)	4,174,000	4,174,000
AREIT 2022-CRE6 Trust, “D”, FLR, 2.95% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	2,549,000	2,549,000
ARI Fleet Lease Trust, 2020-A, “A3”, 1.8%, 8/15/2028 (n)	1,517,000	1,524,506
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 2.607% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	2,310,770	2,312,535
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	3,136,667	3,144,915
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 1.904% (LIBOR - 3mo. + 1.65%), 1/20/2032 (n)	7,353,970	7,359,655
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 2.354% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	3,983,401	3,984,154
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 1.854% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	4,282,847	4,279,022
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 2.154% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	1,814,958	1,805,475
Bancorp Commercial Mortgage 2019-CRE6 Trust, “AS”, FLR, 1.464% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	2,478,860	2,477,476
Bancorp Commercial Mortgage 2019-CRE6 Trust, “B”, FLR, 1.714% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	6,510,236	6,502,745
Bayview Commercial Asset Trust, FLR, 0.573% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	257,783	247,840
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.701% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	200,651	225,151
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.763%, 12/15/2051 (i)(n)	63,529,730	2,850,611
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.307%, 7/15/2054 (i)	36,534,448	3,384,281
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.39%, 9/15/2054 (i)	39,476,597	3,927,866
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.637%, 2/15/2054 (i)	55,465,860	6,375,961
BDS 2021-FL10 Ltd., “B”, FLR, 2.05% (LIBOR - 1mo. + 1.95%), 12/18/2036 (n)	3,637,500	3,631,218
BDS 2021-FL10 Ltd., “C”, FLR, 2.403% (LIBOR - 1mo. + 2.3%), 12/16/2036 (n)	2,645,500	2,641,131
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.276%, 2/15/2054 (i)	60,586,243	5,274,929
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.154%, 3/15/2054 (i)	38,529,714	3,074,032
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.271%, 7/15/2054 (i)	71,666,705	6,561,015
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.29%, 8/15/2054 (i)	53,777,374	4,952,036
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.048%, 9/15/2054 (i)(n)	78,661,409	5,724,356
BPCRE 2021-FL1 Ltd., “B”, FLR, 1.656% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)	5,128,500	5,123,003
BPCRE 2021-FL1 Ltd., “C”, FLR, 2.009% (LIBOR - 1mo. + 1.9%), 2/15/2037 (n)	1,393,000	1,389,923
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 1.589% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	4,140,000	4,140,000
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 1.903% (LIBOR - 1mo. + 1.8%), 10/15/2036 (n)	3,130,500	3,130,500
BSPDF 2021-FL1 Issuer Ltd., “C”, FLR, 2.353% (LIBOR - 1mo. + 2.25%), 10/15/2036 (n)	8,000,000	8,000,000
BSPRT 2018-FL4 Issuer Ltd., “A”, FLR, 2.209% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	5,552,000	5,545,671

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 2.109% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	$3,000,000	$2,985,555
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 2.159% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	2,447,500	2,441,472
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 2.15% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	1,552,000	1,548,120
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 2.406% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	1,869,500	1,870,652
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 1.55% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	14,846,500	14,846,500
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 2.1% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	2,054,500	2,054,500
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 2.35% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	3,317,000	3,317,000
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	1,549,494	1,558,339
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	1,953,636	1,902,314
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	356,875	345,464
BXMT 2020-FL2 Ltd., “B”, FLR, 1.564% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	5,795,500	5,744,731
BXMT 2020-FL2 Ltd., “A”, FLR, 1.075% (LIBOR - 1mo. + 0.9%), 2/15/2038 (n)	9,075,500	9,035,704
BXMT 2021-FL4 Ltd., “AS”, FLR, 1.409% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	12,062,500	11,987,218
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,203,575	2,221,197
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.2%, 1/25/2037 (d)(q)	1,764,946	745,955
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.313%, 3/25/2037 (d)(q)	2,390,541	1,200,492
CD 2017-CD4 Mortgage Trust, “XA”, 1.272%, 5/10/2050 (i)	43,056,176	2,004,795
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,605,336	1,568,961
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	511,590	505,164
Commercial Equipment Finance 2021-A, LLC, “A”, 2.1%, 2/16/2027 (n)	5,538,253	5,500,523
Commercial Mortgage Pass-Through Certificates, 2019-BN24,“XA”, 0.645%, 11/15/2062 (i)	34,903,169	1,573,910
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.334%, 2/15/2054 (i)	53,237,437	5,100,743
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.782%, 4/15/2054 (i)	48,957,938	2,731,677
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.978%, 6/15/2063 (i)	55,940,233	4,003,139
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.052%, 6/15/2064 (i)	32,080,468	2,470,510
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	3,258,000	3,209,596
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	2,192,000	2,161,809
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	1,037,000	1,015,445
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,499,000	1,468,365
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	916,000	894,978
Credit Acceptance Auto Loan Trust, 2021-4, “A” , 1.26%, 10/15/2030 (n)	1,778,000	1,752,773
Cutwater 2014-1A Ltd., “A2R”, FLR, 1.941% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	1,521,561	1,521,395
Cutwater 2015-1A Ltd., “AR”, FLR, 1.461% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	3,670,342	3,670,350
Dell Equipment Finance Trust, 2020-1, “A2”, 2.26%, 6/22/2022 (n)	308,262	308,634
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 1.722% (LIBOR - 3mo. + 1.6%), 7/18/2030 (n)	9,054,010	9,056,681
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	3,918,611	3,935,846
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	1,976,837	1,987,966
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	4,100,000	4,119,947
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	3,153,000	3,168,912
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	172,501	172,653
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	4,655,544	4,585,828
GM Financial Automobile Leasing Trust, 2020-1, “B”, 1.84%, 12/20/2023	2,495,000	2,506,273
GM Financial Automobile Leasing Trust, 2020-1, “C”, 2.04%, 12/20/2023	1,830,000	1,840,750
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	606,526	611,775
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.019%, 5/10/2050 (i)	39,272,013	1,871,394
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.108%, 8/10/2050 (i)	38,156,413	1,747,762
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.13%, 5/12/2053 (i)	39,199,806	3,139,642
IMPAC CMB Trust, FLR, 0.848% (LIBOR - 1mo. + 0.74%), 11/25/2034	46,994	47,570
IMPAC CMB Trust, FLR, 1.021% (LIBOR - 1mo. + 0.92%), 11/25/2034	49,467	50,490
IMPAC Secured Assets Corp., FLR, 0.808% (LIBOR - 1mo. + 0.35%), 5/25/2036	63,902	64,076
Interstar Millennium Trust, FLR, 0.598% (LIBOR - 3mo. + 0.4%), 3/14/2036	33,770	32,720
Invitation Homes 2018-SFR1 Trust, “B”, FLR, 1.06% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	3,497,498	3,494,711
Invitation Homes 2018-SFR2 Trust, “A”, FLR, 1.01% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	11,546,129	11,549,733
JPMorgan Chase Commercial Mortgage Securities Corp., 1.033%, 9/15/2050 (i)	42,503,660	1,770,783
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 1.609% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	5,578,000	5,572,695
LoanCore 2018-CRE1 Ltd., “C”, FLR, 2.656% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,859,500	1,857,743
LoanCore 2019-CRE3 Ltd., “A”, FLR, 1.159% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	1,669,552	1,665,368
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 1.48% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	6,631,200	6,589,682
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 1.859% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	8,481,500	8,471,298

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore 2021-CRE5 Ltd., “B”, FLR, 2.109% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	$3,588,000	$3,580,943
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.748% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	6,806,093	6,834,563
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 1.441% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	9,726,000	9,721,118
Merrill Lynch Mortgage Investors, Inc., 4.13%, 2/25/2037 (a)(d)	1,700,547	291,294
MF1 2020-FL3 Ltd., “B”, FLR, 3.917% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	923,500	928,034
MF1 2020-FL3 Ltd., “C”, FLR, 4.667% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	1,318,500	1,328,826
MF1 2020-FL4 Ltd., “B”, FLR, 2.914% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	10,472,500	10,503,534
MF1 2021-FL5 Ltd., “B”, FLR, 1.62% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	13,063,500	12,932,971
MF1 2021-FL5 Ltd., “C”, FLR, 1.87% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	3,716,500	3,679,313
MF1 2021-FL6 Ltd., “B”, FLR, 1.759% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	10,716,294	10,697,866
MF1 2022-FL8 Ltd., “C”, FLR, 2.249% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,198,259	2,199,621
Morgan Stanley Bank of America Merrill Lynch Trust, 2.655%, 2/15/2046	3,418,829	3,425,655
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.261%, 5/15/2050 (i)	35,524,956	1,813,904
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.341%, 6/15/2050 (i)	17,052,732	864,906
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.836%, 12/15/2051 (i)	52,866,196	2,545,417
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.3%, 5/15/2054 (i)	45,431,235	4,099,092
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.237%, 6/15/2054 (i)	43,648,964	3,577,325
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “A”, FLR, 1.051% (LIBOR - 1mo. + 0.95%), 7/25/2025 (n)	1,742,000	1,747,297
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “B”, FLR, 1.458% (LIBOR - 1mo. + 1.35%), 7/25/2025 (n)	1,603,000	1,609,028
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “C”, FLR, 2.251% (LIBOR - 1mo. + 2.15%), 7/25/2025 (n)	1,324,000	1,332,073
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	3,908,000	3,938,108
Oaktree CLO 2019-1A Ltd. “CR”, FLR, 2.608% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	7,442,908	7,438,517
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 2.009% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	8,692,908	8,694,794
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	7,992,153	8,143,091
Ownit Mortgage Loan Asset-Backed Certificates, 3.109%, 10/25/2035	1,100,507	770,303
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 1.51% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,000,000	13,010,764
PFP III 2021-7 Ltd., “B”, FLR, 1.508% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	3,004,350	2,961,187
PFP III 2021-7 Ltd., “C”, FLR, 1.758% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	955,952	950,079
PFP III 2021-8 Ltd., “B”, FLR, 1.61% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)	3,244,500	3,230,646
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	1,210,000	1,140,214
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	908,000	861,040
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	477,002	480,844
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	611,107	616,974
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 2.144% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	2,268,542	2,238,484
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 1.904% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,414,922	2,409,319
Shelter Growth CRE 2021-FL3 Ltd, “C”, FLR, 2.26% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)	6,411,000	6,395,596
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 1.754% (LIBOR - 3mo. + 1.5%), 7/20/2032 (n)	2,957,000	2,947,434
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	5,142,000	4,940,022
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 2.204% (LIBOR - 3mo. + 1.95%), 7/20/2032 (n)	7,004,000	7,008,041
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 1.908% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	8,644,500	8,639,922
Thornburg Mortgage Securities Trust, FLR, 0.788% (LIBOR - 1mo. + 0.68%), 4/25/2043	53,961	54,631
TICP CLO 2018-3R Ltd., “B”, FLR, 1.604% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	2,132,575	2,133,038
TICP CLO 2018-3R Ltd., “C”, FLR, 1.931% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	3,742,444	3,745,052
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 1.556% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	6,176,000	6,162,413
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.509% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)	6,062,000	6,016,499
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 1.959% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	13,226,000	13,143,271
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1%, 11/15/2050 (i)	30,365,774	1,165,305
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.98%, 12/15/2051 (i)	25,572,532	1,418,787
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	43,569	43,582
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.377%, 11/15/2054 (i)	28,269,323	2,694,598
Wind River 2015-2A CLO Ltd., “CR”, FLR, 1.939% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	2,785,924	2,789,136
		$592,918,202
Automotive – 3.0%
Daimler Finance North America LLC, 0.75%, 3/01/2024 (n)	$5,167,000	$5,070,952
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	10,519,000	10,406,000
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	3,353,000	3,361,383
General Motors Financial Co., 1.7%, 8/18/2023	7,349,000	7,350,666
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	4,372,000	4,372,850

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$4,203,000	$4,240,883
Hyundai Capital America, 2.375%, 2/10/2023 (n)	2,145,000	2,166,923
Hyundai Capital America, 5.75%, 4/06/2023 (n)	12,206,000	12,774,798
Hyundai Capital America, 0.8%, 1/08/2024 (n)	863,000	844,072
Hyundai Capital America, 5.875%, 4/07/2025 (n)	8,600,000	9,542,195
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	8,000,000	7,700,118
Volkswagen Group of America Finance LLC, 2.9%, 5/13/2022 (n)	2,665,000	2,681,325
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	1,111,000	1,134,372
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	4,128,000	4,227,056
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	7,295,000	7,564,941
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	5,071,000	4,901,198
		$88,339,732
Brokerage & Asset Managers – 2.0%
Charles Schwab Corp., 0.75%, 3/18/2024	$6,272,000	$6,176,152
E*TRADE Financial Corp., 2.95%, 8/24/2022	12,941,000	13,061,436
Intercontinental Exchange, Inc., 0.7%, 6/15/2023	6,657,000	6,601,307
NASDAQ, Inc., 0.445%, 12/21/2022	6,300,000	6,262,351
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	9,500,000	9,504,268
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	5,086,000	4,996,065
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	3,257,000	3,219,877
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	10,182,000	9,753,348
		$59,574,804
Business Services – 1.2%
Equinix, Inc., 1.25%, 7/15/2025	$6,132,000	$5,943,930
Global Payments, Inc., 1.2%, 3/01/2026	8,692,000	8,279,111
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	6,909,895
Western Union Co., 1.35%, 3/15/2026	14,229,000	13,679,064
		$34,812,000
Cable TV – 0.4%
SES S.A., 3.6%, 4/04/2023 (n)	$10,292,000	$10,500,137
Chemicals – 0.1%
Westlake Chemical Corp., 0.875%, 8/15/2024	$3,244,000	$3,157,905
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$4,900,000	$5,124,471
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	1,522,000	1,691,441
Infor, Inc., 1.45%, 7/15/2023 (n)	1,594,000	1,588,083
		$8,403,995
Computer Software - Systems – 0.4%
Apple, Inc., 1.7%, 9/11/2022	$2,593,000	$2,611,466
VMware, Inc., 1%, 8/15/2024	5,405,000	5,273,864
VMware, Inc., 1.4%, 8/15/2026	4,186,000	4,009,764
		$11,895,094
Conglomerates – 0.6%
Carrier Global Corp., 2.242%, 2/15/2025	$6,873,000	$6,931,716
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	9,885,000	10,357,476
		$17,289,192
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$8,307,000	$8,352,245

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 0.5%
Berry Global, Inc., 0.95%, 2/15/2024	$7,245,000	$7,125,856
Berry Global, Inc., 1.65%, 1/15/2027	9,789,000	9,272,337
		$16,398,193
Electronics – 1.2%
Broadcom, Inc., 4.7%, 4/15/2025	$3,573,000	$3,837,549
Broadcom, Inc., 3.15%, 11/15/2025	5,544,000	5,702,373
Microchip Technology, Inc., 0.983%, 9/01/2024 (n)	14,926,000	14,513,476
Qorvo, Inc., 1.75%, 12/15/2024 (n)	3,654,000	3,585,341
Skyworks Solutions, Inc., 0.9%, 6/01/2023	3,692,000	3,652,962
TSMC Arizona Corp., 1.75%, 10/25/2026	5,860,000	5,762,507
		$37,054,208
Emerging Market Quasi-Sovereign – 0.7%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$5,946,000	$6,064,623
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	3,903,000	3,801,408
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	2,973,000	3,134,434
Sinopec Group Overseas Development (2018) Ltd. (People's Republic of China), 1.45%, 1/08/2026 (n)	7,281,000	7,094,672
		$20,095,137
Emerging Market Sovereign – 0.3%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$7,805,000	$7,730,853
Energy - Independent – 0.4%
Pioneer Natural Resources Co., 0.55%, 5/15/2023	$5,857,000	$5,799,946
Pioneer Natural Resources Co., 0.75%, 1/15/2024	7,652,000	7,500,059
		$13,300,005
Energy - Integrated – 0.9%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$6,141,000	$6,712,703
Eni S.p.A., 4%, 9/12/2023 (n)	9,261,000	9,597,316
Exxon Mobil Corp., 1.571%, 4/15/2023	9,200,000	9,244,957
		$25,554,976
Financial Institutions – 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$6,254,000	$6,542,605
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	11,511,000	11,727,437
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	5,472,000	5,384,376
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	5,664,000	6,346,607
Air Lease Corp., 2.2%, 1/15/2027	7,822,000	7,597,303
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	782,000	785,617
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	5,703,000	5,895,866
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,134,000	3,404,909
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	8,784,000	8,437,249
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,797,000	2,902,544
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	6,154,000	5,835,830
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	4,709,000	4,503,035
		$69,363,378
Food & Beverages – 1.3%
Constellation Brands, Inc., 4.25%, 5/01/2023	$5,791,000	$5,987,320
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	11,955,000	11,719,965
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	4,753,000	4,585,745
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	8,356,000	7,905,203
Mondelez International, Inc., 0.625%, 7/01/2022	8,400,000	8,394,779
		$38,593,012

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Drug Stores – 0.6%
7-Eleven, Inc., 0.625%, 2/10/2023 (n)	$10,326,000	$10,272,925
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	7,744,000	7,588,615
		$17,861,540
Forest & Paper Products – 0.2%
Fibria Overseas Finance Ltd. , 5.5%, 1/17/2027	$5,928,000	$6,506,573
Gaming & Lodging – 1.6%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,936,000	$5,199,977
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	8,847,000	9,489,469
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	1,551,000	1,675,421
Hyatt Hotels Corp., 1.3%, 10/01/2023	8,139,000	8,068,808
Hyatt Hotels Corp., 1.8%, 10/01/2024	7,537,000	7,482,467
Las Vegas Sands Corp., 3.2%, 8/08/2024	5,950,000	6,019,958
Marriott International, Inc., 5.75%, 5/01/2025	1,617,000	1,790,788
Marriott International, Inc., 3.75%, 10/01/2025	1,655,000	1,731,053
Sands China Ltd., 3.8%, 1/08/2026	6,819,000	6,682,893
		$48,140,834
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$385,000	$386,580
Howard University, Washington D.C., 2.801%, 10/01/2023	424,000	426,841
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	467,000	469,738
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	578,000	576,395
		$1,859,554
Insurance – 0.5%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$4,511,000	$4,473,333
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	4,044,000	3,941,435
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	7,624,000	7,460,052
		$15,874,820
Insurance - Property & Casualty – 0.1%
Ambac Assurance Corp., 5.1%, 6/07/2060 (z)	$23,513	$30,391
Aon PLC, 2.2%, 11/15/2022	3,374,000	3,407,414
		$3,437,805
Internet – 0.1%
Baidu, Inc., 3.875%, 9/29/2023	$3,736,000	$3,858,111
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,502,000	$6,786,066
CNH Industrial Capital LLC, 1.875%, 1/15/2026	2,401,000	2,368,362
CNH Industrial N.V., 4.5%, 8/15/2023	4,043,000	4,195,611
		$13,350,039
Major Banks – 17.5%
Bank of America Corp., 2.881%, 4/24/2023	$7,801,000	$7,826,074
Bank of America Corp., 4.2%, 8/26/2024	3,106,000	3,278,278
Bank of America Corp., 4.45%, 3/03/2026	6,999,000	7,562,490
Bank of America Corp., 4.25%, 10/22/2026	4,033,000	4,359,511
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	22,751,000	22,066,108
Bank of America Corp., 4.183%, 11/25/2027	6,721,000	7,213,540
Bank of Montreal, 2.05%, 11/01/2022	4,809,000	4,855,576
Barclays PLC, 4.61% to 2/15/2022, FLR (LIBOR - 3mo. + 1.4%) to 2/15/2023	14,012,000	14,028,224
Barclays PLC, 1.007%, 12/10/2024	2,837,000	2,787,859
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	2,564,000	2,589,845
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	10,326,000	10,112,664
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	12,560,000	12,470,335

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Credit Agricole S.A., 1.907% to 6/16/2025, FLR (SOFR - 1 day + 1.676%) to 6/16/2026 (n)	$2,080,000	$2,052,603
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	2,042,000	2,105,340
Deutsche Bank, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	3,240,000	3,147,268
Deutsche Bank AG, 0.898%, 5/28/2024	2,663,000	2,609,974
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	12,981,000	12,764,607
Goldman Sachs Group, Inc., 1.757% to 1/24/2024, FLR (SOFR - 1 day + 0.73%) to 1/24/2025	10,205,000	10,165,498
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	5,300,000	5,502,791
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	4,637,000	4,407,085
Goldman Sachs Group, Inc., 5.95%, 1/15/2027	14,381,000	16,563,151
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	8,452,000	8,225,964
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	4,311,000	4,321,348
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	3,245,000	3,287,928
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	4,303,000	4,253,314
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	3,448,000	3,305,122
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	12,000,000	11,752,277
JPMorgan Chase & Co., 3.25%, 9/23/2022	6,867,000	6,975,237
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	9,760,000	9,792,014
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	7,272,000	7,297,543
JPMorgan Chase & Co., 3.375%, 5/01/2023	4,455,000	4,570,758
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	7,253,000	7,477,776
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	7,223,000	7,187,323
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	6,220,000	5,911,036
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	5,268,000	5,096,443
JPMorgan Chase & Co., 1.47%, 9/22/2027	10,000,000	9,561,942
JPMorgan Chase & Co., 4.25%, 10/01/2027	6,722,000	7,318,263
KeyBank N.A., 3.3%, 2/01/2022	2,685,000	2,685,000
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	7,462,000	7,524,160
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/2023, FLR (CMT - 1yr. + 0.68%) to 9/15/2024	10,500,000	10,348,263
Mitsubishi UFJ Financial Group, Inc., 0.953%, 7/19/2025	7,128,000	6,948,204
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	7,021,000	6,827,685
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	7,800,000	7,701,674
Morgan Stanley, 0.56% to 11/10/2022, FLR (SOFR - 1 day + 0.466%) to 11/10/2023	9,002,000	8,952,140
Morgan Stanley, 0.529% to 1/25/2023, FLR (SOFR - 1 day + 0.455%) to 1/25/2024	12,221,000	12,117,170
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	8,651,000	8,384,482
Morgan Stanley, 4.35%, 9/08/2026	9,466,000	10,226,430
Morgan Stanley, 3.95%, 4/23/2027	8,302,000	8,845,467
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	7,636,000	7,326,888
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	8,063,000	8,130,831
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	15,826,000	16,524,090
Royal Bank of Canada, 1.6%, 4/17/2023	10,000,000	10,053,234
Royal Bank of Canada, 0.5%, 10/26/2023	16,550,000	16,311,633
Standard Chartered PLC, 1.319% to 10/14/2022, FLR (CMT - 1yr. + 1.17%) to 10/14/2023 (n)	8,168,000	8,153,686
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	7,632,000	7,464,758
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	2,614,000	2,562,826
State Street Corp., 2.825% to 3/30/2022, FLR (SOFR - 1 day + 2.69%) to 3/30/2023	2,834,000	2,841,713
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	2,541,000	2,486,906
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	7,574,000	7,393,029
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	8,414,000	8,332,003
Sumitomo Mitsui Trust Bank Ltd., 0.8%, 9/12/2023 (n)	9,000,000	8,902,482
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	5,661,000	5,558,537
Toronto-Dominion Bank, 0.25%, 1/06/2023	5,082,000	5,049,140
UBS Group AG, 3.491%, 5/23/2023 (n)	12,134,000	12,215,584
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	2,226,000	2,199,662
UBS Group Funding (Switzerland) AG, 2.65%, 2/01/2022 (n)	8,927,000	8,927,000
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	4,503,000	4,527,225
Wells Fargo & Co., 1.654% to 6/02/2023, FLR (SOFR - 1 day + 1.6%) to 6/02/2024	13,775,000	13,783,023
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	9,707,000	9,703,195
		$523,811,229

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 1.4%
HCA, Inc., 5%, 3/15/2024	$7,222,000	$7,650,394
PerkinElmer, Inc., 0.85%, 9/15/2024	10,000,000	9,714,659
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	25,217,000	24,854,641
		$42,219,694
Metals & Mining – 1.2%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$10,084,000	$11,041,087
Glencore Funding LLC, 3%, 10/27/2022 (n)	2,204,000	2,231,327
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	4,410,000	4,594,516
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	3,375,000	3,566,359
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	7,900,000	7,734,275
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	8,268,000	8,014,133
		$37,181,697
Midstream – 1.5%
Energy Transfer Operating Co., 2.9%, 5/15/2025	$3,676,000	$3,725,905
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	7,337,000	7,359,694
MPLX LP, 3.5%, 12/01/2022	8,713,000	8,869,436
MPLX LP, 3.375%, 3/15/2023	1,725,000	1,759,074
Plains All American Pipeline LP, 3.85%, 10/15/2023	3,750,000	3,865,069
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	10,480,000	11,257,002
Western Midstream Operating LP, 4.35%, 2/01/2025	3,357,000	3,389,697
Western Midstream Operating LP, FLR, 1.844% (LIBOR - 3mo. + 0.85%), 1/13/2023	4,795,000	4,771,025
		$44,996,902
Mortgage-Backed – 0.6%
Fannie Mae, 4.5%, 3/01/2023	$34,013	$35,274
Fannie Mae, 5%, 7/01/2023	31,235	32,117
Fannie Mae, 3%, 12/01/2031	1,283,979	1,341,290
Fannie Mae, 1.98%, 3/01/2033	35,594	35,691
Fannie Mae, 1.875%, 5/01/2033	79,301	79,414
Fannie Mae, 2%, 5/25/2044	1,148,675	1,149,417
Freddie Mac, 0.894%, 4/25/2024	256,645	4,224
Freddie Mac, 1.581%, 4/25/2030	29,101,173	3,203,000
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	9,012,727	9,341,029
Freddie Mac, 2%, 7/15/2042	1,527,569	1,530,915
Ginnie Mae, 1.625%, 7/20/2032	34,097	35,165
		$16,787,536
Municipals – 2.4%
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	$3,430,000	$3,441,875
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	2,425,000	2,435,100
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.486%, 11/01/2022	1,090,000	1,094,031
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.605%, 11/01/2023	1,295,000	1,294,863
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 0.75%, 8/15/2050 (n)	9,785,000	9,783,279
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.128%, 1/01/2023	1,205,000	1,215,072
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.225%, 1/01/2024	2,890,000	2,918,035
Long Island, NY, Power Authority, Electric System General Rev., “C”, 0.764%, 3/01/2023	3,570,000	3,562,841
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 1.904%, 7/01/2023	360,000	362,687
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.156%, 7/01/2024	1,000,000	1,009,874
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.306%, 7/01/2025	790,000	799,941
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	1,005,000	1,021,639
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	3,182,358	3,200,360
New Jersey Economic Development Authority Rev., School Facilities Construction, “HHH”, 3.75%, 9/01/2022 (n)	15,985,000	16,228,922
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	10,353,000	10,249,263
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	1,770,000	1,779,896
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	1,835,000	1,861,495
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	1,720,000	1,750,281

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	$4,925,000	$4,913,781
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	2,735,000	2,746,888
		$71,670,123
Natural Gas - Distribution – 0.3%
CenterPoint Energy Resources Corp., 0.7%, 3/02/2023	$7,769,000	$7,712,944
Natural Gas - Pipeline – 0.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$14,780,000	$15,573,861
Network & Telecom – 0.5%
AT&T, Inc., 0.9%, 3/25/2024	$15,796,000	$15,506,431
Oils – 0.5%
Valero Energy Corp., 1.2%, 3/15/2024	$7,070,000	$6,977,948
Valero Energy Corp., 3.4%, 9/15/2026	8,782,000	9,126,843
		$16,104,791
Other Banks & Diversified Financials – 2.4%
Banque Federative du Credit Mutuel, 0.65%, 2/27/2024 (n)	$10,142,000	$9,917,914
BBVA USA, 2.875%, 6/29/2022	6,688,000	6,735,434
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	4,237,000	4,327,252
Groupe BPCE S.A., 4%, 9/12/2023 (n)	3,667,000	3,796,504
Groupe BPCE S.A., FLR, 1.44% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	3,667,000	3,719,123
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	10,208,000	9,967,747
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	6,707,000	6,414,879
National Bank of Canada, 2.15%, 10/07/2022 (n)	5,017,000	5,059,972
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	1,877,000	1,874,144
National Bank of Canada, 0.55%, 11/15/2024	5,738,000	5,624,631
SunTrust Banks, Inc., 2.8%, 5/17/2022	7,376,000	7,410,736
UBS AG, 1.75%, 4/21/2022 (n)	7,075,000	7,088,636
		$71,936,972
Pharmaceuticals – 0.5%
Royalty Pharma PLC, 0.75%, 9/02/2023	$7,338,000	$7,228,980
Viatris, Inc., 1.125%, 6/22/2022	9,057,000	9,066,890
		$16,295,870
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$11,123,000	$10,975,881
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$3,542,000	$3,527,755
Retailers – 0.7%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$5,754,000	$5,844,859
Kohl's Corp., 9.5%, 5/15/2025	9,595,000	10,682,469
Nordstrom, Inc., 2.3%, 4/08/2024	3,956,000	3,888,075
		$20,415,403
Specialty Stores – 0.4%
Genuine Parts Co., 1.75%, 2/01/2025	$5,643,000	$5,607,779
Ross Stores, Inc., 0.875%, 4/15/2026	7,614,000	7,257,916
		$12,865,695

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 0.6%
Crown Castle International Corp., 3.15%, 7/15/2023	$5,334,000	$5,453,444
Crown Castle International Corp., 1.35%, 7/15/2025	1,776,000	1,722,325
T-Mobile USA, Inc., 3.5%, 4/15/2025	10,518,000	10,914,672
		$18,090,441
Tobacco – 0.6%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$4,881,000	$5,001,975
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	8,283,000	8,350,105
Philip Morris International, Inc., 1.125%, 5/01/2023	3,763,000	3,760,382
		$17,112,462
Transportation - Services – 1.2%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$24,483,000	$24,271,731
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	5,924,000	6,026,166
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,559,000	2,679,864
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,705,330
		$35,683,091
U.S. Treasury Obligations – 24.3%
U.S. Treasury Notes, 0.125%, 9/30/2022	$230,195,000	$229,529,594
U.S. Treasury Notes, 0.125%, 1/31/2023	182,228,000	180,975,182
U.S. Treasury Notes, 0.125%, 12/15/2023	55,000,000	53,962,305
U.S. Treasury Notes, 0.25%, 5/15/2024 (f)	160,918,200	157,297,540
U.S. Treasury Notes, 0.375%, 9/15/2024	109,702,000	107,053,726
		$728,818,347
Utilities - Electric Power – 2.1%
Emera US Finance LP, 0.833%, 6/15/2024	$3,730,000	$3,636,212
FirstEnergy Corp., 2.05%, 3/01/2025	5,731,000	5,587,276
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,331,353
NextEra Energy, Inc., 0.65%, 3/01/2023	6,270,000	6,242,412
Pacific Gas & Electric Co., 1.75%, 6/16/2022	8,036,000	8,033,233
Pacific Gas & Electric Co., 1.367%, 3/10/2023	7,617,000	7,537,837
Pacific Gas & Electric Co., 1.7%, 11/15/2023	3,088,000	3,062,851
Southern California Edison Co., 0.7%, 8/01/2023	7,725,000	7,642,135
Southern California Edison Co., 0.975%, 8/01/2024	7,618,000	7,474,861
WEC Energy Group, Inc., 0.8%, 3/15/2024	3,658,000	3,585,779
Xcel Energy, Inc., 0.5%, 10/15/2023	8,847,000	8,725,088
		$63,859,037
Total Bonds		$2,992,703,584
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 0.06% (v)	36,397,389	$36,397,389

Other Assets, Less Liabilities – (1.1)%		(31,549,494)
Net Assets – 100.0%		$2,997,551,479
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $36,397,389 and $2,992,703,584, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,006,425,573, representing 33.6% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.34% (LIBOR - 1mo. + 2.25%), 1/15/2037	12/07/21	$6,994,000	$6,997,824
Ambac Assurance Corp., 5.1%, 6/07/2060	2/14/18	9,173	30,391
MF1 2020-FL3 Ltd., “B”, FLR, 3.917% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/20	923,500	928,034
MF1 2020-FL3 Ltd., “C”, FLR, 4.667% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/20	1,318,500	1,328,826
Total Restricted Securities			$9,285,075
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 1/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	293	$63,480,281	March – 2022	$(465,622)
At January 31, 2022, the fund had liquid securities with an aggregate value of $152,490 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$728,818,347	$—	$728,818,347
Non - U.S. Sovereign Debt	—	27,825,990	—	27,825,990
Municipal Bonds	—	71,670,123	—	71,670,123
U.S. Corporate Bonds	—	940,475,761	—	940,475,761
Residential Mortgage-Backed Securities	—	37,090,765	—	37,090,765
Commercial Mortgage-Backed Securities	—	207,400,749	—	207,400,749
Asset-Backed Securities (including CDOs)	—	365,214,224	—	365,214,224
Foreign Bonds	—	614,207,625	—	614,207,625
Mutual Funds	36,397,389	—	—	36,397,389
Total	$36,397,389	$2,992,703,584	$—	$3,029,100,973
Other Financial Instruments
Futures Contracts – Liabilities	$(465,622)	$—	$—	$(465,622)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$106,853,991	$598,224,967	$668,681,569	$—	$—	$36,397,389
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$25,475	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(4) Subsequent Event
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.